Income Taxes (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
NOL for Federal tax		$ 124,000,000.0
NOL for State tax		13,200,000
NOL for Foreign tax		1,400,000
Various tax credits, amount	$ 8,800,000	8,800,000
NOL carryforwards	$ 1,161,197	1,154,935	$ 864,742
Interest or penalties accrued		$ 0